Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,736,223,405.50
Previously Paid Amount	0.00
Total Fee Amount	792,172.45
Total Offset Amount	0.00
Net Fee	792,172.45
Narrative - Max Aggregate Offering Price	$ 5,736,223,405.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true